Accounts Payables - Schedule of Accounts Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Payables [Abstract]
Electricity payables	$ 76,165	$ 50,155
Production and supply chain payables	53,244	34,027
Construction and infrastructure-related payables	35,143	23,342
Logistics and import duties payables	12,167	12,165
Others	544	129
Total	$ 177,263	$ 119,818